OPERATING LEASES (Tables)	12 Months Ended
Jul. 31, 2026
Operating Leases
Schedule of revenues by lease and non-lease components
	Years Ended July 31,
	2026	2025
Base rent – fixed	$19,065,617	$20,441,035
Reimbursements of common area costs	623,146	740,924
Non-lease components (real estate taxes)	1,405,743	1,287,751
Rental income	$21,094,506	$22,469,710

	Years Ended July 31,
	2026	2025
Base rent – fixed
Company owned property	$12,394,574	$13,802,232
Leased property	6,671,043	6,638,803
	19,065,617	20,441,035
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,218,149	1,200,313
Leased property	810,740	828,362
	2,028,889	2,028,675
Total	$21,094,506	$22,469,710

Schedule of future minimum non-cancelable rental income
Year Ended July 31,	Company Owned Property	Leased Property	Total
2027	$10,827,304	$5,298,439	$16,125,743
2028	9,957,317	4,945,095	14,902,412
2029	9,192,571	4,005,211	13,197,782
2030	7,550,072	2,356,479	9,906,551
2031	6,239,965	1,715,591	7,955,556
After 2031	31,895,436	6,647,425	38,542,861
Total	$75,662,665	$24,968,240	$100,630,905

Schedule of operating right-of-use assets, liabilities, and monthly rent expense
	Jamaica Avenue at 169th Street
	Increase in Operating Lease Right- of-Use Asset	Increase in Operating Lease Liability	Decrease in Monthly Rent Expense
Remeasurement change resulting from August 2025 lease extension	$1,575,690	$1,575,690	$(14,766)

Schedule of sublease rental income
	Years Ended July 31,
	2026	2025
Sublease income	$7,481,783	$7,467,165
Operating lease cost	(2,820,664)	(2,997,462)
Excess of sublease income over lease cost	$4,661,119	$4,469,703

Schedule of other information related to operating leases
	Years Ended July 31,
	2026	2025
Other information:
Operating cash flows from operating leases	$2,237,257	$2,167,284

Schedule of annual undiscounted cash flows of the operating lease liabilities
Year ended July 31	Operating Leases
2027	$2,328,731
2028	2,349,076
2029	2,370,098
2030	2,293,975
2031	1,740,359
Thereafter	20,753,496
Total undiscounted cash flows	31,835,735
Less: present value discount	(7,548,833)
Total Lease Liabilities	$24,286,902